Innovator IBD Breakout Opportunities ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace/Defense - 5.3%
AAR Corp. (a)	468	$34,964
Astronics Corp. (a)	2,538	91,673
Curtiss-Wright Corp.	72	35,296
General Electric Co.	132	35,783
HEICO Corp.	108	35,294
Howmet Aerospace, Inc. (b)	186	33,437
Kratos Defense & Security Solutions, Inc. (a)(b)	4,386	257,458
Leonardo DRS, Inc.	1,806	75,130
		599,035

Apparel - 0.8%
Tapestry, Inc.	804	86,856

Auto Manufacturers - 2.3%
Ferrari NV (b)	588	260,713

Banks - 13.0%
Bank of New York Mellon Corp.	870	88,262
Canadian Imperial Bank of Commerce	1,182	84,442
First Bancorp/Southern Pines	6,102	305,649
JPMorgan Chase & Co.	582	172,412
Popular, Inc.	2,274	260,555
Regions Financial Corp. (b)	11,568	293,017
Trustmark Corp.	6,780	252,555
		1,456,892

Beverages - 1.4%
Vita Coco Co., Inc. (a)	4,608	162,478

Building Materials - 1.4%
Trane Technologies PLC	372	162,966

Commercial Services - 3.2%
API Group Corp. (a)	4,971	179,304
Toast, Inc. - Class A (a)	3,594	175,531
		354,835

Diversified Financial Services - 4.9%
Charles Schwab Corp.	3,150	307,850
Houlihan Lokey, Inc.	888	169,306
Moelis & Co. - Class A	510	35,771
Nasdaq, Inc.	372	35,794
		548,721

Electrical Components & Equipment - 4.9%
Eaton Corp. PLC (b)	666	256,224
Emerson Electric Co.	2,046	297,713
		553,937

Electronics - 5.1%
Itron, Inc. (a)	1,932	240,611
NEXTracker, Inc. - Class A (a)(b)	2,706	157,652
Woodward, Inc.	678	174,300
		572,563

Engineering & Construction - 6.7%
Dycom Industries, Inc. (a)	990	266,122
Granite Construction, Inc. (b)	1,824	172,313
MasTec, Inc. (a)	1,638	309,926
		748,361

Entertainment - 5.5%
Flutter Entertainment PLC (a)	1,002	302,864
Sportradar Group AG - Class A (a)	10,722	317,050
		619,914

Food - 2.4%
US Foods Holding Corp. (a)	3,186	265,489

Healthcare-Products - 5.3%
Caris Life Sciences, Inc. (a)	10,350	290,628
ResMed, Inc. (b)	1,110	301,853
		592,481

Internet - 7.0%
Alphabet, Inc. - Class A	900	172,710
Amazon.com, Inc. (a)	1,128	264,076
Booking Holdings, Inc.	6	33,025
DoorDash, Inc. - Class A (a)(b)	144	36,036
EverQuote, Inc. - Class A (a)	3,402	83,655
Expedia Group, Inc.	468	84,343
Hims & Hers Health, Inc. (a)	618	40,899
Kanzhun Ltd. - ADR (a)	1,776	33,673
Meta Platforms, Inc. - Class A	48	37,125
		785,542

Iron/Steel - 0.7%
Carpenter Technology Corp.	318	79,306

Leisure Time - 7.1%
Amer Sports, Inc. (a)(b)	8,118	304,750
OneSpaWorld Holdings Ltd.	11,796	260,927
Royal Caribbean Cruises Ltd. (b)	744	236,495
		802,172

Machinery-Construction & Mining - 0.3%
Bloom Energy Corp. - Class A (a)(b)	1,038	38,811

Mining - 1.5%
Barrick Mining Corp.	4,020	84,902
Gold Fields Ltd. - ADR	3,546	86,381
		171,283

Pharmaceuticals - 0.3%
Harmony Biosciences Holdings, Inc. (a)	948	33,351

Retail - 5.4%
Casey's General Stores, Inc.	330	171,643
Cheesecake Factory, Inc. (b)	2,658	169,873
Urban Outfitters, Inc. (a)	3,462	260,619
		602,135

Semiconductors - 0.7%
KLA Corp.	96	84,387

Software - 14.3%
IBEX Holdings Ltd. (a)	1,194	35,306
Intuit, Inc.	330	259,093
Life360, Inc. (a)(b)	1,140	87,313
Microsoft Corp.	594	316,899
NetEase, Inc. - ADR (b)	642	83,653
Oracle Corp.	714	181,192
ROBLOX Corp. - Class A (a)(b)	2,208	304,240
Snowflake, Inc. - Class A (a)(b)	1,392	311,112
Veeva Systems, Inc. - Class A (a)	120	34,104
		1,612,912
TOTAL COMMON STOCKS (Cost $10,212,487)		11,195,140

SHORT-TERM INVESTMENTS - 25.0%		Value
Investments Purchased with Proceeds from Securities Lending - 25.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(c)	2,810,993	2,810,993
TOTAL SHORT-TERM INVESTMENTS (Cost $2,810,993)		2,810,993

TOTAL INVESTMENTS - 124.5% (Cost $13,023,480)		14,006,133
Money Market Deposit Account - 0.5% (d)		57,934
Liabilities in Excess of Other Assets - (25.0)%		(2,816,617)
TOTAL NET ASSETS - 100.0%		$11,247,450
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $2,709,175.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Innovator IBD Breakout Opportunities ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$11,195,140	$–	$–	$11,195,140
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,810,993
Total Investments	$11,195,140	$–	$–	$14,006,133

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,810,993 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2025 (% of Net Assets)

Common Stocks	$11,195,140	99.5%
Investments Purchased with Proceeds from Securities Lending	2,810,993	25.0
Money Market Deposit Account	57,934	0.5
Liabilities in Excess of Other Assets	(2,816,617)	(25.0)
	$11,247,450	100.0%